MERRILL LYNCH BASIC VALUE FUND, INC.

                     Supplement dated November 9, 1999 to
          Statement of Additional Information dated October 19, 1999

     The list of 5% shareholders of Merrill Lynch Basic Value Fund, Inc. as of Ocotber 1, 1999 under the section headed "Additional Information" on page 39 of the Statement of Additional Information is revised as follows:

     "To the knowledge of the Fund, the following persons or entities owned beneficially 5% or more of a class of the Fund's shares as of October 1, 1999:

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

Name                               Address                          Percent and Class
----------------------             ------------------------         -----------------


MERRILL LYNCH TRUST COMPANY(1)     P.O. BOX 30532                   54.13% Class A
                                   NEW BRUNSWICK, NJ 08989

MERRILL LYNCH TRUST COMPANY        P.O. BOX 30532                   8.9% Class A
TRUSTEE FBO MLSIP                  NEW BRUNSWICK NJ 08989
INVESTMENT ACCOUNT
ATTN: ROBERT ARIMENTA JR.

MERRILL LYNCH TRUST COMPANY        265 DAVIDSON AVE #4              5.8% Class A
TRUSTEE FBO CHRYSLER SALARIED      SOMERSET NJ 08873
EMPLOYEES' SAVINGS PLAN
ATTN: GROUP EMPLOYEE SERVICES

MERRILL LYNCH TRUST COMPANY(1)     P.O. BOX 30532                   21.05% Class D
                                   NEW BRUNSWICK, NJ 08989


(1) Merrill Lynch Trust Company is the record holder on behalf of certain employee retirement, personal trust or savings plan accounts for which it acts as trustee."

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